Revenue (Tables)	6 Months Ended
Jun. 30, 2025
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Summary of Revenue

	Three Months Ended June 30				Six Months Ended June 30

(in thousands)	2025		2024		2025		2024

Sales

Gold credit sales	$328,354	65%	$182,150	61%	$648,049	66%	$372,839	63%
Silver

Silver credit sales	$139,949	28%	$86,542	29%	$262,249	27%	$170,251	29%

Concentrate sales	25,790	5%	24,749	8%	48,428	5%	37,698	6%

Total silver sales	$165,739	33%	$111,291	37%	$310,677	32%	$207,949	35%

Palladium credit sales	$2,564	1%	$4,210	1%	$4,936	1%	$8,887	1%

Cobalt sales	$6,561	1%	$1,413	1%	$9,967	1%	$6,195	1%

Total sales revenue	$503,218	100%	$299,064	100%	$973,629	100%	$595,870	100%